Provisions	12 Months Ended
Dec. 31, 2020
Provisions
Provisions

12.         Provisions:

During the year ended December 31, 2019, the Company provided for $18,792 relating to the planned restructuring of its billing department. The restructuring was a direct result of ongoing efforts to optimize the Company’s billing and reimbursement process subsequent to system conversions. This amount was paid in full during the year ended December 31, 2020.